SCHEDULE OF GROUP PREPAID EXPENSES FROM RELATED PARTIES (Details) - USD ($)	Jul. 31, 2026	Jul. 31, 2025
Gokika Global Limited [Member]
Related Party Transaction [Line Items]
Total	$ 1,135,443
Rentei International Limited [Member]
Related Party Transaction [Line Items]
Total	935,071
BlackTea Hong Kong Limited [Member]
Related Party Transaction [Line Items]
Total	485,751
Related Party [Member]
Related Party Transaction [Line Items]
Total	$ 2,556,265